Marketing and Sales	12 Months Ended
Dec. 31, 2017
Marketing and Sales [Abstract]
MARKETING AND SALES

NOTE 12 - MARKETING AND SALES

	Year ended December 31,
	2017	2016	2015

	USD in thousands

Payroll and related expenses (*)	744	115	--
Exhibitions, conventions and travel expenses	113	80	--
Consultants	128	15	--
Other	30	14	--
	1,015	224	--

(*) Includes Share-based payment of USD 438.